Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 75,446	$ 27,083
Short-term bank deposits	84,460	168,327
Short-term financial products issued by banks	55,000	71,464
Short-term investments	4,583	2,787
Accounts receivable, net	24,867	30,952
Prepayments and other current assets	14,590	22,593
Contract assets	123	1,099
Restricted cash	200	3,745
Held-for-sale assets	831
Total current assets	260,100	328,050
Non-current assets:
Property and equipment, net	3,947	4,680
Construction in progress in relation to the headquarters project	84,239	44,486
Operating lease right-of-use assets	2,145	3,866
Intangible assets	96	611
Long-term bank deposits	160,001	35,500
Long-term financial products issued by banks	0	61,400
Long-term investments	29,182	40,710
Land use right, net	161,591	161,395
Other non-current assets	19,798	18,956
Total non-current assets	460,999	371,604
Total assets	721,099	699,654
Current liabilities:
Accounts payable	9,638	12,965
Advances from customers	7,906	8,738
Taxes payable	696	2,210
Current operating lease liabilities	1,521	1,749
Payables for construction cost	16,607	12,834
Accrued expenses and other current liabilities	20,417	19,839
Total current liabilities	56,785	58,335
Non-current liabilities:
Long term payable	3	1
Long-term operating lease liabilities	399	1,922
Deferred tax liabilities	12	92
Long-term borrowings in relation to the headquarters project	80,420	46,469
Advance in relation to the headquarters project	20,632	20,174
Total non-current liabilities	101,466	68,658
Total liabilities	158,251	126,993
Commitments and contingencies (Note 22)
Shareholders' equity
Additional paid-in-capital	1,145,126	1,144,238
Treasury shares at cost	(95,238)	(72,739)
Accumulated other comprehensive loss	(9,987)	(12,257)
Accumulated deficit	(477,100)	(486,628)
Total shareholders' equity	562,848	572,661
Total liabilities, and shareholders' equity	721,099	699,654
Common Class A
Shareholders' equity
Ordinary shares	39	39
Common Class B
Shareholders' equity
Ordinary shares	$ 8	$ 8